March 27, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund (File Nos. 033-42484 and 811-06400)

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), a preliminary copy of the shareholder letter, notice, proxy statement and proxy card for the Special Meeting of Shareholders (the “Special Meeting”) of the Thomson Horstmann & Bryant MicroCap Fund (the “Fund”), a series of the Trust, scheduled to be held on Friday, May 25, 2018.

The Special Meeting is being called for the purpose of approving a new investment advisory agreement between the Trust, on behalf of the Fund, and Thomson Horstmann & Bryant, Inc. (“THB”), in connection with a transaction that may be deemed to result in a change of control of THB under the 1940 Act.

Please contact the undersigned at 215.963.4660 with your questions or comments.

Very truly yours,

/s/ Christine M. Nassauer

Christine M. Nassauer

Morgan, Lewis & Bockius llp

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001